19. LEASING TRANSACTIONS (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Disclosure of fair value measurement of assets [line items]
Undiscounted values	R$ 644
Embedded interest	(417)
Lease liabilities	227	R$ 288	R$ 342
2021 [member]
Disclosure of fair value measurement of assets [line items]
Undiscounted values	56
2022 [member]
Disclosure of fair value measurement of assets [line items]
Undiscounted values	27
2023 [member]
Disclosure of fair value measurement of assets [line items]
Undiscounted values	26
2024 [member]
Disclosure of fair value measurement of assets [line items]
Undiscounted values	26
2025 [member]
Disclosure of fair value measurement of assets [line items]
Undiscounted values	26
2026 To 2045 [member]
Disclosure of fair value measurement of assets [line items]
Undiscounted values	R$ 483

[1]	Financial expenses recognized in the income statement are net of PIS/Pasep and Cofins taxes credits on lease payments in the amounts of R$2 (R$2 on December 31, 2019).